Inventory (Tables)	9 Months Ended
Sep. 30, 2021
Inventory
Schedule of inventory

	December 31,	September 30,
	2020	2021
Raw materials	579,842	965,624
Work in process	2,995	5,160
Finished Goods	381,387	528,957
Merchandise	121,978	205,394
Less: write-downs	(4,649)	(2,130)
Total	1,081,553	1,703,005